Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,545,129	$ 2,688,904
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	149,338	148,326
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	326,369	309,606
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	938,257	938,535
Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	938,257	938,535
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	102,057	112,902
Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	102,057	112,902
Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	850,209	959,849
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	123,161	117,593
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	654,978	678,024
Financial assets and off-balance sheet loan commitments	2,556,182	2,700,821
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,901,204	2,022,797
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,907	103,186
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	326,465	309,703
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	948,767	949,609
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	102,070	112,917
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	850,367	960,271
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	850,367	960,271
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | Assets held for sale | IFRS 9
Disclosure of financial assets [line items]
Financial assets	975	19,111
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	277,112	285,868
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,977	6,342
Gross carrying/ nominal amount | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	43,026	42,024
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | IFRS 9
Disclosure of financial assets [line items]
Financial assets	73,584	69,777
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	230,189	252,217
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	149,350	148,346
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	136,806	122,288
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	318,238	302,348
Gross carrying/ nominal amount | Loans and advances to customers and banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,050,837	1,062,526
Gross carrying/ nominal amount | Loans and advances to customers and banks | Debt instruments measured at amortised cost | Assets held for sale | IFRS 9
Disclosure of financial assets [line items]
Financial assets		84,075
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,100)	(12,000)
Off-balance sheet commitments	(372)	(406)
Financial assets and off-balance sheet loan commitments	(11,053)	(11,917)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,681)	(11,511)
Allowance for ECL | Debt instruments measured at amortised cost | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	(53)	(324)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(96)	(97)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,510)	(11,074)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(13)	(15)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(158)	(422)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(158)	(422)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | Assets held for sale | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(5)	21
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(12)	(20)
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(93)	(78)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(96)	(97)
Allowance for ECL | Loans and advances to customers and banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(10,523)	(11,089)
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	638,300	660,648
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	638,635	661,015
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(335)	(367)
Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,306	16,970
Financial guarantees | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,343	17,009
Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ (37)	$ (39)